Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2018
Insurance [Abstract]
Policyholders' Account in Life Insurance Business

Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2017	2018
Universal life insurance	1,809,142	1,951,906
Investment contracts	686,182	738,404
Other	135,749	130,392

Total	2,631,073	2,820,702